Other Liabilities	12 Months Ended
Dec. 31, 2017
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Other Liabilities
22.	Other Liabilities

Other liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Due to customers for contract work	￦	1,031,663	782,968
Advances received		864,536	1,183,108
Unearned revenue		8,702	7,121
Withholdings		186,665	221,940
Firm commitment liability		—	12,192
Others		22,307	33,590

	￦	2,113,873	2,240,919

Non-current
Advances received		418,832	353,631
Unearned revenue		20,013	18,440
Others		40,338	14,360

	￦	479,183	386,431